BORROWINGS (Maturity of borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,221,907	$ 1,218,635
Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,146,631	404,926
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	2,075,276	$ 813,709
2018
Disclosure of detailed information about borrowings [line items]
Borrowings	1,505,570
2018 | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,112,760
2018 | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	392,810
2019
Disclosure of detailed information about borrowings [line items]
Borrowings	422,944
2019 | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	13,929
2019 | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	409,015
2020 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	1,293,393
2020 and thereafter | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	19,942
2020 and thereafter | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,273,451